Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Change in the carrying value of goodwill by segment

	Sohu	Sogou	Changyou	Total
Balance as of December 31, 2017
Goodwill	73,941	5,908	181,421	261,270
Accumulated impairment losses	(35,788)	0	(153,917)	(189,705)

	$38,153	$5,908	$27,504	$71,565

Transactions in 2018
Foreign currency translation adjustment	(772)	(283)	(878)	(1,933)
Impairment losses	0	0	(16,369)	(16,369)

Balance as of December 31, 2018	$37,381	$5,625	$10,257	$53,263

Balance as of December 31, 2018
Goodwill	69,627	5,625	180,543	255,795
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,381	5,625	$10,257	$53,263

Transactions in 2019
Foreign currency translation adjustment	(249)	(91)	0	(340)
Impairment losses	0	0	0	0

Balance as of December 31, 2019	$37,132	$5,534	$10,257	$52,923

Balance as of December 31, 2019
Goodwill	69,378	5,534	180,543	255,455
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,132	5,534	$10,257	$52,923